Investment Strategy - Anfield Dynamic Fixed Income ETF	Nov. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other unaffiliated ETFs (“Underlying Funds”) that invest in any facet of the global debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund may also invest directly in such global debt markets investments, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments.  The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The Fund’s strategy seeks to outperform traditional core fixed income indices and styles over full market cycles by investing dynamically. The Fund may invest in foreign (non-U.S.) securities either directly or through Underlying Funds, and the Fund may have exposure to issuers in emerging markets either directly or through the Underlying Funds. The Fund may also invest in various types of derivatives, including exchange-listed and over the counter (“OTC”) futures, options, total return swaps, forwards and repurchase agreements. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

The Fund and the Underlying Funds may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest directly in or in Underlying Funds that hold fixed income instruments of any maturity or duration. The Fund and the Underlying Funds may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest, through its investments in the Underlying Funds, a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds.

Anfield Capital Management, LLC (the “Sub-Adviser”) selects potential investments based on its ongoing analysis of available opportunities. The Fund’s investment process includes bottom-up security research that incorporates a top-down economic framework. The Fund’s sector selection is driven by proprietary fundamental research. The broad economic outlook is determined in cyclical and secular forums that set the investment tone, with an orientation to capital preservation. The Fund’s price gains are balanced against a goal of preserving principle, with an emphasis on sectors with attractive fundamentals. The Fund’s sector diversity aims to spread risk across multiple industries and companies and will de-emphasize sectors when their fundamentals are poor, as measured by, among other factors, valuation, including price-to-earnings ratio, quality of earnings prospects, profit margins and earnings. The Fund will sell a portfolio holding when it believes a sector has reached a target price or stop loss price, an investment thesis plays out, events fail to confirm the investment thesis, fundamentals deteriorate and cause a change to the risk-reward profile, or management identifies more attractive risk-adjusted return opportunities elsewhere.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. While Federal law limits bank borrowings to one-third of a fund’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives. The Fund’s investments that are denominated in foreign (non-U.S.) currencies may be hedged or un-hedged on an opportunistic basis.

The Fund may engage in active and frequent trading and could have an annual portfolio turnover of over 100%. For the purpose of achieving income, the Fund may engage in securities lending.